INCOME TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

Pursuant to the current rules and regulations, BVI currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the BVI.

The Company’s subsidiary is registered in the Nevada and is subject to the tax laws of United Sates.

The Company is subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD2 million and 16.5% for any assessable profits in excess of HKD2 million.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Current income tax expenses	47,875	228,402	-
Deferred income tax recovery	(1,904)	(54,206)	(20,591)
Income tax expense (credit)	45,971	174,196	(20,591)

Reconciliation between the income tax expenses computed by applying the Hong Kong profit tax rate to income before income taxes and actual provision were as follows:

	Years ended September 30,
	2023	2024	2025
	US$	US$	US$
Income (loss) before income tax	500,386	394,839	(10,751,313)
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	82,564	65,149	(591,258)
Tax effect of non-deductible expenses	-	124,189	117,306
Tax effect of non-taxable income	(3,677)	(1,979)	(107)
Tax effect of temporary difference	(10,224)	8,760	6,003
Change in valuation allowance	-	-	447,465
Additional tax reduction related to two tiered profits tax regime	(22,692)	(21,923)	-

Income tax expense (credit)	45,971	174,196	(20,591)
Effective tax rate (%)	9.19%	44.12%	0.19%

The significant components of the Company’s deferred tax assets are as follows:

	As of September 30,
	2024	2025
	US$	US$
Deferred tax assets:
Allowance of expected credit loss	63,808	90,950
Property, plant and equipment	108,809	102,258
Tax loss	-	447,465
Less: valuation allowances	-	(447,465)
Deferred tax asset, net	172,617	193,208

As of September 30, 2024, the Company had no unrecognized tax benefit.